Financial assets and liabilities and impacts on statements of consolidated operations (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities and impacts on statements of consolidated operations
Schedule of financial assets and liabilities

	AS OF DECEMBER 31, 2019
			Value – Statement of
			financial position (IFRS 9)

	Value –		Fair value
	Statement of		through
	financial		profit or	Amortized
(amounts in thousands of euros)	position	Fair value	loss	cost
Non-current financial assets	382	382	—	382
Other receivables	7,893	7,893	—	7,893
Other current financial assets	475	475	—	475
Cash and cash equivalents	6,337	6,337	6,337	—
Total assets	15,087	15,087	6,337	8,750
Non-current financial liabilities	5,398	5,398	—	5,398
Current financial liabilities	9,846	9,846	—	9,846
Derivative financial instruments	451	451	451	—
Trade payables	7,866	7,866	—	7,866
Total liabilities	23,561	23,561	451	23,110

	AS OF DECEMBER 31, 2020
			Value – Statement of
			financial position (IFRS 9)

	Value –		Fair value
	Statement of		through
	financial		profit or	Amortized
(amounts in thousands of euros)	position	Fair value	loss	cost
Non-current financial assets	413	413	—	413
Other receivables	7,127	7,127	—	7,127
Other current financial assets	12,924	12,924	—	12,924
Cash and cash equivalents	5,847	5,847	5,847	—
Total assets	26,311	26,311	5,847	20,464
Non-current financial liabilities	1,833	1,833	—	1,833
Current financial liabilities	7,262	7,262	—	7,262
Trade payables	7,985	7,985	—	7,985
Total liabilities	17,080	17,080	—	17,080

Schedule of impact of the financial assets and liabilities on the statements of consolidated operations

	FOR THE YEARS ENDED DECEMBER 31,
	2018		2019		2020
		Change in fair		Change in fair		Change in fair
(amounts in thousands of euros)	Interest	value	Interest	value	Interest	value
Profit or loss impact of liabilities
Derivative liabilities	—	—	—	726	—	2,831
Liabilities at amortized cost: convertible notes and non-convertible bonds	(189)	—	(2,526)	—	(4,374)	—
Liabilities at amortized cost: advances	(33)	—	(33)	—	(24)	—